Share Based Compensation (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Share Based Compensation [Abstract]
Share based compensation expense		$ 317,882	$ 221,287
Share option issued
Restricted stock units issued